o BT ADVISOR FUNDS o

                             EAFE EQUITY INDEX FUND



                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              LETTER TO SHAREHOLDERS .................................    3

              EAFE EQUITY INDEX FUND
                 Statement of Assets and Liabilities .................    6
                 Statement of Operations .............................    6
                 Statements of Changes in Net Assets .................    7
                 Financial Highlights ................................    8
                 Notes to Financial Statements .......................   10
                 Report of Independent Accountants ...................   12
                 Tax Information .....................................   12

              EAFE EQUITY INDEX PORTFOLIO
                Statement of Net Assets ..............................   13
                Statement of Operations ..............................   19
                Statements of Changes in Net Assets ..................   20
                Financial Highlights .................................   20
                Notes to Financial Statements ........................   21
                Report of Independent Accountants ....................   23

                            ------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                            ------------------------

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the EAFE(R)(1) Equity Index Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.(2)

MARKET ACTIVITY
Overall, 15 of the 20 EAFE markets posted gains for the annual period ended December 31, 1998, and five had double-digit returns. Most of the advance of the MSCI EAFE Index3 took place in the fourth quarter, and, with the exception of three months out of the year, equities added to performance; currencies overall did not. Other than August and September, Europe rose each month. The Pacific Basin rose in January and February and then declined through the middle two quarters of the year, only to regain investors' confidence with comparatively strong returns in the fourth quarter.

EUROPE
Regionally, Europe rose 28.5% in U.S. dollar terms during the annual period, as new record highs were recorded in most European markets. Markets responded to:

o A FAVORABLE LOW INTEREST RATE/LOW INFLATION ENVIRONMENT --Virtually throughout the year, European governments cut interest rates, including Denmark, France, Germany, Ireland, Italy, Portugal, Spain, Sweden, and the United Kingdom. Such concerted effort on the part of the individual central banks raised optimism that the conversion to the Euro would go off seamlessly. Economic growth was solid, and inflation continued to edge lower.
o CONTINUED EUROPEAN MONETARY UNION ENTHUSIASM --On May 2nd, the members of the EMU were announced. The Euro euphoria, i.e. anticipation of the single currency's introduction, which buttressed the region's markets through most of the year also contributed to the overall buoyant end to 1998.
o BETTER THAN EXPECTED EARNINGS AND SIGNIFICANT MERGER AND ACQUISITION ACTIVITY --For example, Finland was the top-performing market in both April and July, rising on better than expected earnings for Nokia, the global telecommunications firm, which accounts for more than half of MSCI Finland. Belgium was the top performer in June as electricity supplier, Electrabel, formed a trading joint venture with local Scandinavian partners. Italy did well in July on an improved outlook for telecommunications stocks and on rumors of possible bank mergers. Switzerland gained that same month on expectations of robust drug company earnings. Norway advanced in October, led by Norsk Hydro, which rose partly in response to a rise in crude oil prices. Sweden was the top performer in November, advancing on renewed merger rumors in the drug sector. In Germany, DaimlerChrysler began trading as one share in November, deleting Chrysler from U.S. indices, but gaining weighting in international indices.

In August, all of the European countries declined, as a combination of political turmoil in Russia and continued economic distress in Asia contributed to a global stock market correction. This lasted through September, when the factors described above, along with a cut in interest rates by the U.S. Federal Reserve Board, prompted the European markets to advance once again.

--------------------------------------------------------------------------------
                        Ten Largest Stock Holdings
--------------------------------------------------------------------------------
 Novartis AG - Bearer                  Nippon Telegraph & Telephone Corp.
--------------------------------------------------------------------------------
 Glaxo Wellcome Plc.                   British Telecommunications Plc.
--------------------------------------------------------------------------------
 Royal Dutch Petroleum Co.             Nestle SA
--------------------------------------------------------------------------------
 Toyota Motor Corp.                    Roche Holdings AG - Genusschine
--------------------------------------------------------------------------------
 Daimler-Chrysler AG                   Allianze AG
--------------------------------------------------------------------------------

PACIFIC BASIN
The Pacific Basin rose 2.4% in U.S. dollar terms during the annual period. Australia reached a new, all-time record high in April, as investors anticipated an interest rate cut there. New Zealand was one of the top performers in July, as interest rates fell to seven month lows and bond yields dropped to more than four year lows.

o HONG KONG, MALAYSIA, AND SINGAPORE RODE A PARTICULARLY BUMPY ROLLER COASTER. --Through the first half of the year, currency concerns, high local interest rates, political turmoil in Indonesia, balance sheet deficits, and concerns about a possible U.S. interest rate rise that could further hurt regional economic growth all led to significant equity market declines. Although all of the region's markets fell in August, Hong Kong actually fell the least, placing it as the top performing market that month. Prospects for a rebound in Asia's emerging economies grew gloomier, however, prompting Malaysia's Prime Minister to tighten his grip on that nation's economy. It worked--temporarily. Rising on domestic fund stock buying in response to interest rate declines, Malaysia was the top performing market in September. Hong Kong and Singapore also rallied in September, the former gaining after it instituted policies to strengthen its defense of its dollar and the latter after banks cut their prime lending rates, thereby relieving corporations' debt burdens. Still, capital controls imposed on September 1st by the Malaysian Central Bank resulted in the September 30th removal of Malaysia from the MSCI EAFE Index.

Hong Kong and Singapore continued to rise through the fourth quarter of 1998, as investors' confidence in the Southwest Pacific region returned after the U.S. cut interest rates, the Japanese yen appreciated, and a major U.S. brokerage firm increased its allocation to the region.

o THE JAPANESE EQUITY MARKET PUT IN A DISMAL YEAR, AS THE NATION SHOWED NO SIGN OF BREAKING OUT OF ITS SLUMP IN A MEANINGFUL WAY. --Japanese equities initially rose during the first quarter, as the ruling political party announced that its fiscal stimulus package was implemented in February, a month earlier than expected. However, the market closed the quarter down, with investors waiting for details of the government's proposed $124 billion economic stimulus package. Once released, stocks fell even further, as the package included no permanent tax cuts. The economy continued to weaken, as unemployment hit postwar record highs, concerns about Japanese companies' earnings continued, and the U.S. dollar weakened against the yen, falling to its lowest levels in seven years. Bolstered by promises of tax reform and expectations that the new government elected in July would take stronger steps to stimulate the economy and resolve the banks' bad loan problems, Japanese stocks rose in June and July.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
                    Diversification of Portfolio Investments

                        By Theme as of December 31, 1998
                      (PERCENTAGES ARE BASED ON NET ASSETS)
PIECHART

France 9%

Germany 11%

Japan 20%

United Kingdom 21%

Switzerland 8%

Netherlands 7%

Italy 5%

Spain 3%

Sweden 3%

Australia 3%

Hong Kong 2%

Belgium 2%

Other 6%

---------------------
* Consists of countries less than 2%.*


However, the new government disappointed early. Japanese stocks fell in August, and the market reached a twelve year low in September. With the yen rallying in October and the government both proposing plans to recapitalize the banks and also unveiling a package of tax cuts and public spending projects, the market rose in November, only to be the worst performing market once again in local terms in December. The Bank of Japan publicly stated that they saw no change in the overall economy despite "bright signs" in some areas.

INVESTMENT REVIEW
MANAGER OUTLOOK
We remain positive about the European markets, with a few potential concerns. We will, for instance, watch developments in Germany and Italy in 1999 to see whether weakness in the industrial sectors in these nations spreads. Also, while we expect growth in the Euro-zone to decelerate only a little, to about 2.25% in 1999, the new European Central Bank is likely to conclude that the downside risks have increased. Still, against a backdrop of an economy operating well below capacity, favorable inflation prospects, and a recently somewhat stronger currency, there is hope for further interest rate cuts in Europe. In this context, and given the generally upbeat assessments of Euroland's longer-term prospects under the single currency, equity markets there are likely to perform strongly. In Asia, investors are gradually edging back into the equity markets, but the ongoing malaise in Japan will likely continue to hinder those markets.

As an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of the EAFE Equity Index Fund and look forward to serving your investment needs for many years ahead.




                              /s/ Richard J. Vella
                              --------------------
                                Richard J. Vella
              Portfolio Manager of the EAFE Equity Index Portfolio
                                December 31, 1998

---------------------------------------------------------------------------------------------------------------------------
                                                  CUMULATIVE TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                                                   Past 1           Since            Past 1            Since
 Periods ended  December 31, 1998                   year           inception          year           inception
---------------------------------------------------------------------------------------------------------------------------
 BT Advisor EAFE(R) Equity Index Fund(4)
  Institutional Class Shares
  (inception 1/24/96)                             19.81%            31.17%           19.81%           9.69%
---------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE Index(3)                               20.00%            31.00%           20.00%           9.70%
---------------------------------------------------------------------------------------------------------------------------
 Lipper International Equity Average5             13.02%            30.88%           13.02%           9.46%
---------------------------------------------------------------------------------------------------------------------------

--------------------

1 The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
2 Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
3 The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.
4 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
5 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. THE FUND IS NOT INSURED BY THE FDIC AND IS NOT A DEPOSIT, OBLIGATION OF, OR GUARANTEED BY BANKERS TRUST COMPANY. THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EAFE EQUITY INDEX FUND - INSTITUTIONAL CLASS, WITH THE MSCI EAFE INDEX SINCE JANUARY 31, 1996.


       Total Return
     December 31, 1998
 One Year    Since 1/24/96*
  19.81%         9.69%**

 * The Fund's inception date.
 ** Annualized.
 Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                    [GRAPH]

         EAFE Equity Index Fund - $13,117   MSCI EAFE Index - $13,100

Jan-96   10000    10000
Jun-96   10404    10409
Dec-96   10553    10561
Jun-97   11805    11745
Dec-97   10949    10920
Jun-98   12715    12659
Dec-98   13117    13100

Past performance is not indicative of future results. The MSCI EAFE Index is unmanaged and investments may not be made in an index. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
   Investment in EAFE Equity Index Portfolio, at Value .........................................................   $ 42,205,168
   Receivable for Shares of Beneficial Interest Subscribed .....................................................         40,470
   Due from Bankers Trust ......................................................................................        214,246
   Prepaid Expenses and Other ..................................................................................         14,288
                                                                                                                   ------------
Total Assets ...................................................................................................     42,474,172
                                                                                                                   ------------
LIABILITIES
   Accrued Expenses ............................................................................................         12,045
                                                                                                                   ------------
Net Assets .....................................................................................................   $ 42,462,127
                                                                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................................................................   $ 34,314,098
   Distributions in Excess of Net Investment Income ............................................................       (540,222)
   Accumulated Net Realized Loss from Investment, Futures, Foreign Currencies and
      Forward Foreign Currency Transactions ....................................................................       (559,037)
   Net Unrealized Appreciation on Investment, Futures, Foreign Currencies and Forward Foreign Currency Contracts
                                                                                                                      9,247,288
                                                                                                                   ------------
NET ASSETS .....................................................................................................   $ 42,462,127
                                                                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ..................................................................   $      11.59
                                                                                                                   ============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ..........................................................................      3,663,034
                                                                                                                   ============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from EAFE Equity Index Portfolio, net ......................   $   629,286
                                                                                   -----------
EXPENSES
   Administration and Services Fees
      Institutional Class ......................................................        55,785
      Advisor Class ............................................................         6,605
   Professional Fees ...........................................................        35,716
   Registration Fees ...........................................................        22,934
   Trustees Fees ...............................................................        21,225
   Shareholder Reports .........................................................        20,241
   Miscellaneous ...............................................................         9,315
                                                                                   -----------
   Total Expenses ..............................................................       171,821
   Less Expenses Absorbed by Bankers Trust
      Institutional Class ......................................................      (138,798)
      Advisor Class ............................................................        (7,821)
                                                                                   -----------
   Net Expenses ................................................................        25,202
                                                                                   -----------
NET INVESTMENT INCOME ..........................................................       604,084
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT, FUTURES, FOREIGN CURRENCIES
   AND FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Loss from Investment Transactions ..............................      (127,623)
   Net Realized Gain from Futures, Foreign Currencies and Forward
      Foreign Currency Transactions ............................................       167,267
   Net Change in Unrealized Appreciation/Depreciation on Investment,
      Futures, Foreign Currencies and Forward Foreign Currency Contracts .......     6,726,636
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT, FUTURES, FOREIGN CURRENCIES AND
   FORWARD FOREIGN CURRENCY CONTRACTS ..........................................     6,766,280
                                                                                   -----------
NET INCREASE IN ASSETS FROM OPERATIONS .........................................   $ 7,370,364
                                                                                   ===========

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          FOR THE         FOR THE
                                                                                         YEAR ENDED      YEAR ENDED
                                                                                    DECEMBER 31, 1998  DECEMBER 31, 1997
                                                                                   ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................................................   $    604,084    $    765,179
   Net Realized Gain from Investment, Futures, Foreign Currencies and
      Forward Foreign Currency Contracts Transactions ...............................         39,644       1,682,611
   Net Change in Unrealized Appreciation/Depreciation on Investment, Futures, Foreign
      Currencies and ForwardForeign Currency Contracts ..............................      6,726,636         934,766
                                                                                        ------------    ------------
Net Increase in Net Assets from Operations ..........................................      7,370,364       3,382,556
                                                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income
      Institutional Class ...........................................................       (604,084)       (791,561)
      Advisor Class .................................................................           --           (26,630)
   Distributions in Excess of Net Investment Income
      Institutional Class ...........................................................       (287,215)           --
   Net Realized Gain from Investment Transactions
      Institutional Class ...........................................................        (39,644)     (1,895,332)
      Advisor Class .................................................................           --          (204,211)
   Distributions in Excess of Net Realized Gains
      Institutional Class ...........................................................       (346,658)           --
                                                                                        ------------    ------------
Total Distributions .................................................................     (1,277,601)     (2,917,734)
                                                                                        ------------    ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase (Decrease) Resulting from Institutional Class Shares ................      1,460,464      (4,930,429)
   Net Increase (Decrease) Resulting from Advisor Class Shares ......................     (3,811,950)      2,801,911
                                                                                        ------------    ------------
Net (Decrease) from Capital Transactions in Shares of Beneficial Interest ...........     (2,351,486)     (2,128,518)
                                                                                        ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............................................      3,741,277      (1,663,696)
NET ASSETS
Beginning of Year ...................................................................     38,720,850      40,384,546
                                                                                        ------------    ------------
End of Year .........................................................................   $ 42,462,127    $ 38,720,850
                                                                                        ============    ============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Institutional Class of EAFE Equity Index Fund.

                                                                                     INSTITUTIONAL CLASS SHARES
                                                                 ------------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                        FOR THE            FOR THE        JANUARY 24, 1996(1)
                                                                     YEAR ENDED          YEAR ENDED             TO
                                                                 DECEMBER 31, 1998(3)  DECEMBER 31, 1997  DECEMBER 31, 1996
                                                                 ------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...............................   $     9.98        $    10.62        $    10.00
                                                                       ----------        ----------        ----------
Income from Investment Operations
   Net Investment Income ...........................................         0.16              0.23              0.12
   Net Realized and Unrealized Gain (Loss) from Investment, Futures,
      Foreign Currencies and Forward Foreign Currency Transactions .         1.81             (0.02)             0.60
                                                                       ----------        ----------        ----------
Total from Investment Operations ...................................         1.97              0.21              0.72
                                                                       ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...........................................        (0.16)            (0.24)            (0.08)
   In Excess of Net Investment Income ..............................        (0.09)               --                --
   Net Realized Gain from Investment Transactions ..................        (0.01)            (0.61)            (0.02)
   In Excess of Net Realized Gains .................................        (0.10)               --                --
                                                                       ----------        ----------        ----------
TOTAL DISTRIBUTIONS ................................................        (0.36)            (0.85)            (0.10)
                                                                       ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD .....................................   $    11.59        $     9.98        $    10.62
                                                                       ==========        ==========        ==========
TOTAL INVESTMENT RETURN ............................................        19.81%             2.11%             7.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ........................   $  42,462          $  35,509         $   39,667
   Ratios to Average Net Assets:
      Net Investment Income ........................................        1.50%              1.70%              1.64%(2)
      Expenses, Including Expenses of the EAFE
        Equity Index Portfolio .....................................        0.40%              0.40%              0.40%(2)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .................        0.43%              0.33%              0.48%(2)


-------------------
1   Commencement of operations.
2   Annualized.
3 Advisor Class shareholders were converted to Institutional Class on July 10, 1998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Advisor Class of EAFE Equity Index Fund.

                                                                             ADVISOR CLASS SHARES
                                                             -----------------------------------------------------------
                                                                FOR THE PERIOD                     FOR THE PERIOD
                                                                JANUARY 1, 1998     FOR THE        JUNE 21, 19961
                                                                   THROUGH         YEAR ENDED            TO
                                                                JULY 10, 19984  DECEMBER 31, 1997 DECEMBER 31, 1996
                                                             ------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...............................   $ 9.63      $   10.14       $ 10.00
                                                                       ------      ---------       -------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ...........................................     0.10           0.05          0.02
   Net Realized and Unrealized Gain (Loss) from Investment, Futures,
      Foreign Currencies and Forward Foreign Currency Transactions .     1.54           0.13          0.12
                                                                       ------      ---------       -------
Total from Investment Operations ...................................     1.64           0.18          0.14
                                                                       ------      ---------       -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...........................................     --            (0.08)        (0.00)(3)
   Net Realized Gain from Investment Transactions ..................     --            (0.61)        (0.00)(3)
                                                                       ------      ---------       -------
TOTAL DISTRIBUTIONS ................................................     --            (0.69)        (0.00)(3)
                                                                       ------      ---------       -------
NET ASSET VALUE, END OF PERIOD .....................................   $11.27      $    9.63       $ 10.14
                                                                       ======      =========       =======
TOTAL INVESTMENT RETURN ............................................    17.03%          1.89%         1.57%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ........................   $ --        $   3,212       $   717
   Ratios to Average Net Assets:
      Net Investment Income ........................................     2.06%(2)       1.17%         0.67%(2)
      Expenses, Including Expenses of the EAFE
        Equity Index Portfolio .....................................     0.65%(2)       0.65%         0.65%(2)
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .................     0.42%(2)       0.33%         1.70%(2)

-------------------
1   Commencement of operations.
2   Annualized.
3   Less than $0.01.
4 Advisor Class shareholders were converted to Institutional Class on July 10, 1998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
A. ORGANIZATION
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The EAFE Equity Index Fund (the "Fund") is one of the funds offered to investors by the Trust.

The EAFE Equity Index Fund offered two classes of shares to investors:
Institutional Class and Advisor Class shares (the "Classes"). Both Classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting a single class. The Institutional and Advisor shares commenced operations and began offering shares of beneficial interest on January 24, 1996 and June 21, 1996, respectively. Effective July 10, 1998 the Fund's Advisor Class was closed and all Advisor Class shares were exchanged into the Fund's Institutional Class based on a 1 to 1.0382 exchange ratio. As a result of the exchange, 438,740 shares of the Institutional Class representing $5,133,257 in net assets were issued at the net asset value of $11.70 per share.

The EAFE Equity Index Portfolio (the "Portfolio") is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At December 31, 1998, the Fund's proportionate interest in the Portfolio's net assets was approximately 100%.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report, and should be read in conjunction with the Fund's financial statement.

B. VALUATION
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. ORGANIZATION EXPENSES
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles. The Fund has a deferred post October currency loss of $16,745 and post October capital loss of $502,454 to next year.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund and its Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust's Funds are allocated among them. Investment transactions are accounted for on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15% and .30% of average daily net assets for the Institutional Class and Advisor Class, respectively.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: EAFE Equity Index Fund Institutional Class of Shares to .05% of the average daily net assets of the Class, excluding expenses of the Portfolio and
 .40% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of shares to .30% of the average daily net assets of the Class, excluding expenses of the Portfolio, and .65% of the average daily net assets of the Class, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The EAFE Equity Index Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deducted a transaction fee of 0.25% on all redemption and exchange redemption transactions. Advisor Class Shares deducted a transaction fee of 0.50% on all purchase, redemption and exchange transactions. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

The Portfolio in which the Fund invests is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expires March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         INSTITUTIONAL CLASS SHARES(1)
                              ---------------------------------------------------------
                                   FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                    DECEMBER 31, 1998           DECEMBER 31, 1997
                              ---------------------------------------------------------
                                  SHARES       AMOUNT           SHARES         AMOUNT
                                  ------       ------           ------         ------

Sold                              190,462   $  2,131,517       1,767,703    $ 18,359,793
Reinvested                        109,811      1,258,105         269,018       2,686,886
Redeemed                         (632,885)    (7,062,415)     (2,215,503)    (25,977,108)
Exchanged                         438,740      5,133,257            --              --
                             ------------   ------------    ------------    ------------
Increase (Decrease)               106,128   $  1,460,464        (178,782)   $ (4,930,429)
                             ============   ============    ============    ============


                                            ADVISOR CLASS SHARES(1)
                          ------------------------------------------------------
                               FOR THE PERIOD
                           JANUARY 1, 1998 THROUGH         FOR THE YEAR ENDED
                                JULY 10, 1998              DECEMBER 31, 1997
                          ------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT
                             ------        ------         ------         ------
Sold                         211,779    $ 2,284,004        345,960    $ 3,634,709
Reinvested                      --             --           18,203        173,760
Redeemed                     (89,978)      (962,697)      (101,210)    (1,006,558)
Exchanged                   (455,480)    (5,133,257)          --             --
                         -----------    -----------    -----------    -----------
Increase (Decrease)         (333,679)   $(3,811,950)       262,953    $ 2,801,911
                         ===========    ===========    ===========    ===========

------------------
(1) On July 10, 1998 shareholders of the Advisor Class exchanged their shares into the Institutional Class and the Advisor Class ceased operations.

NOTE 4--RISKS OF INVESTING IN FOREIGN SECURITIES
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of BT Advisor Funds and Shareholders of EAFE Equity
Index Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the EAFE Equity Index Fund (one of the Funds comprising BT Advisor Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

--------------------------------------------------------------------------------

TAX INFORMATION (Unaudited) For the Tax Year Ended December 31, 1998
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial statement reporting requirements.

The Fund's distributions to shareholders included $78,526 from Long Term Capital Gains, all of which was taxed at the 20% capital gains rate.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Shares       Description                                                 Value
  ------       -----------                                                 -----

               COMMON STOCKS - 97.0%
               AUSTRALIA - 2.3%
   4,000       Amcor Ltd. .......................................       $ 17,056
   5,400       AMP Ltd. (a) .....................................         68,271
   6,976       Boral Ltd. .......................................          9,897
   1,300       Brambles Industries ..............................         31,599
  11,491       Broken Hill Proprietary Co. Ltd. .................         84,454
   4,831       Coca-Cola Amatil Ltd. ............................         17,961
   6,994       Coles Myer Ltd. ..................................         36,567
   7,900       CSR Ltd. .........................................         19,275
  12,740       Foster's Brewing Group ...........................         34,434
   7,453       General Property Trust ...........................         13,900
   2,413       Gio Australia Holdings ...........................          7,909
   2,970       Lend Lease Corp. Ltd. ............................         39,955
  18,512       M.I.M. Holdings Ltd. .............................          8,150
   7,979       National Australia Bank ..........................        120,028
   1,545       Newcrest Mining Ltd.(a) ..........................          2,137
  10,832       News Corporation .................................         71,404
  20,473       Normandy Mining Ltd. .............................         18,904
   6,301       North Ltd. .......................................         10,249
   3,513       Orica Ltd. .......................................         18,238
  10,600       Pacific Dunlop ...................................         17,112
   8,900       Pioneer International ............................         18,776
   1,900       Rio Tinto Ltd. ...................................         22,488
   6,613       Santos Ltd. ......................................         17,712
   4,732       Southcorp Holdings Ltd. ..........................         15,061
   1,700       TABCORP Holdings Ltd. ............................         10,396
  26,800       Telstra Corp. Ltd. ...............................        125,043
  16,786       Westfield Trust - Units ..........................         36,953
     539       Westfield Trust Units New ........................          1,187
  10,600       Westpac Banking Corp., Ltd. ......................         70,782
   6,319       WMC Ltd. .........................................         19,011
                                                                        --------
                                                                         984,909
                                                                        --------
               AUSTRIA - 0.3%
     550       Bank Austria AG ..................................         27,991
      70       Boehler-Uddeholm AG ..............................          3,261
      60       Ea-Generali AG ...................................         14,750
     100       Flughafen Wien AG ................................          4,911
     260       Oesterreichisch Elektriztaetswirtschafts
               AG-A .............................................         39,771
     160       OMV AG ...........................................         15,092
      90       VA Technologie AG ................................          7,805
      90       Weinerberger Baustoffindustrie AG ................         17,915
                                                                        --------
                                                                         131,496
                                                                        --------
                BELGIUM - 1.9%
     50         Barco NV .......................................          14,097
     12         Bekaert NV .....................................           5,964
    150         Cimenteries CBR ................................          14,823
     22         Colruyt NV .....................................          18,416
    307         Delhaize-Le Lion, SA ...........................          27,126
    302         Electrabel SA ..................................         132,545
    442         Fortis AG ......................................         159,945
    210         Fortis AG CVG (a) ..............................             946
    247         Fortis AG-Strip VVPR ...........................              14
     10         Generale de Banque SA-Strip VVPR ...............               0
    150         Groupe Bruxelles Lamber SA .....................          30,519
  1,588         KBC Bancassurance Holding ......................         125,545
    141         Union Miniere SA ...............................           5,361
    150         PetroFina SA ...................................          68,667

 Shares         Description                                                Value
 ------         -----------                                                -----

      29         D'Ieteren SA .................................         $ 15,973
     464         Solvay SA-A ..................................           34,930
     450         Tractebel ....................................           87,240
       8         UCB SA .......................................           49,295
                                                                        --------
                                                                         791,406
                                                                        --------
                 DENMARK - 0.9%
     200         Carlsberg-AS A ...............................           11,584
     300         Carlsberg AS B ...............................           17,282
       5         D/S 1912 B ...................................           34,831
       5         D/S Svendborg B ..............................           50,485
     464         Danisco AS ...................................           25,059
     300         Den Danske Bank ..............................           40,153
     500         FLS Industries AS B ..........................           10,175
     445         Novo Nordisk AS-B ............................           58,516
     777         Tele Denmark AS-B ............................          104,485
     400         Uni-Danmark AS-A .............................           36,005
                                                                        --------
                                                                         388,575
                                                                        --------
                 FINLAND - 1.5%
     800         Cultor Oyj ...................................            8,162
   1,100         Kemira Oy ....................................            7,878
     900         Kesko ........................................           13,421
   4,900         Merita Ltd.-A ................................           30,959
     200         Metra Oy - A .................................            3,520
     200         Metra Oy - B .................................            3,453
   2,600         Nokia Oyj-A ..................................          316,296
     800         Nokia Oyj-K ..................................           97,322
     800         Outokumpu Oy-A ...............................            7,346
   1,100         Raisio Group PLC .............................           12,087
     400         Sampo Insurance Co. Ltd.-A ...................           15,187
   3,300         Sonera Group Oyj .............................           58,275
     300         Stockmann AB-A ...............................            7,364
      50         Stockmann AB-B ...............................              937
   1,500         UPM-Kymmene Corp. ............................           41,793
                                                                        --------
                                                                         624,000
                                                                        --------
                 FRANCE - 9.1%
     198         Accor SA .....................................           42,869
     901         Alcatel Alsthom ..............................          110,273
   1,832         AXA-UAP ......................................          265,522
     165         AXA-UAP New ..................................           23,914
      33         AXA CVG (a) ..................................              159
   1,193         Banque Nationale de Paris ....................           98,237
     300         Societe BIC SA ...............................           16,641
     206         Buoygues .....................................           42,463
     228         Canal Plus ...................................           62,215
     444         Cap Gemini SA ................................           71,263
     213         Carrefour Supermarche SA .....................          160,797
     600         Casino Guichard Perracho .....................           62,483
      33         Coflexip .....................................            2,238
     493         Compagnie de Saint-Gobain ....................           69,601
     200         Eridania Beghin-Say SA .......................           34,606
      50         Essilor International ........................           19,683
   4,529         France Telecom SA ............................          359,811
     404         Groupe Danone ................................          115,662
       3         Havas SA .....................................              306
     100         Imetal SA ....................................           10,020
     454         L'Air Liquide ................................           83,266
     373         L'OREAL ......................................          269,636
     566         Lafarge SA ...................................           53,777
     867         Lagardere SCA ................................           36,844

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares        Description                                               Value
   ------        -----------                                               -----

      200        Legrand SA ...................................        $  53,000
      484        LVMH .........................................           95,783
      697        Suez Lyonnaise des Eaux-Dumez ................          143,174
      852        Michelin-B ...................................           34,073
      920        Paribas ......................................           79,955
       50        Pathe SA .....................................           13,957
      188        Pechiney SA-A ................................            6,139
      450        Pernod Ricard ................................           29,229
      685        Pinault-Printemps-Redoute SA .................          130,903
      127        Promodes .....................................           92,352
      300        PSA Peugeot Citroen ..........................           46,433
    1,993        Rhone-Poulenc-A ..............................          102,562
      708        Sanofi SA ....................................          116,549
      908        Schneider SA .................................           55,078
      250        Sidel SA .....................................           21,204
      100        Simco SA .....................................            9,072
      545        Societe Generale Paris .......................           88,254
    1,516        Societe Nationale ELF ........................          175,235
      220        Sodexho ......................................           49,206
      950        Thomson CSF ..................................           40,797
    1,350        Total SA-B ...................................          136,722
    1,800        Usinor Sacilor ...............................           19,985
      510        Valeo SA .....................................           40,189
      923        Vivendi ......................................          239,474
                                                                       ---------
                                                                       3,831,611
                                                                       ---------
                 GERMANY - 10.4%
      315        Adidas AG ....................................           34,237
    1,291        Allianze AG ..................................          473,669
      350        AMB Aachener & Muench Beteil .................           51,492
    3,420        BASF AG ......................................          130,614
    3,995        Bayer AG .....................................          166,848
    2,733        Bayerische Vereinsbank .......................          214,189
      400        Beiersdorf AG ................................           27,623
      550        Continental AG ...............................           15,192
    5,510        Daimler-Chrysler AG ..........................          544,330
      760        Degussa AG ...................................           41,781
    2,915        Deutsche Bank AG .............................          171,630
    2,875        Deutsche Lufthansa AG ........................           63,532
   12,115        Deutsche Telekom .............................          398,668
    2,708        Dresdner Bank AG .............................          113,829
      412        Heidelberger Zement AG .......................           31,668
      500        Hochtief AG ..................................           19,516
       60        Karstadt AG ..................................           31,346
       65        Linde AG .....................................           40,008
       55        MAN AG .......................................           16,183
    2,150        Mannesmann AG ................................          246,592
      990        Merck KGAA ...................................           44,587
    1,592        Metro AG .....................................          127,146
      468        Muenchener Rueckversicherungs-
                   Gesellschaft AG ............................          226,792
      120        Preussag AG ..................................           54,260
    1,850        RWE AG .......................................          101,371
    1,485        RWE AG .......................................           53,058
      325        SAP AG .......................................          140,515
      210        SAP AG-Vorzug ................................          100,277
      505        Shering AG ...................................           63,455
    3,135        Siemens AG ...................................          202,373
      190        Thyssen AG ...................................           35,266
    2,725        VEBA AG ......................................          163,143

   Shares       Description                                                Value
   ------       -----------                                                -----

      158       Viag AG ........................................       $  92,696
    1,830       Volkswagen AG ..................................         146,154
                                                                       ---------
                                                                       4,384,040
                                                                       ---------
                HONG KONG - 2.0%
   11,421       Bank of East Asia Ltd. .........................          19,903
   22,000       Cathay Pacific Airways .........................          21,868
   13,000       Cheung Kong Holdings Ltd. ......................          93,557
   13,500       CLP Holdings Ltd. ..............................          67,268
   11,000       Hang Lung Development Co, ......................          11,786
   10,600       Hang Seng Bank Ltd. ............................          94,758
   24,164       Hong Kong and China Gas Co. Ltd. ...............          30,725
   67,809       Hong Kong Telecommunications Ltd. ..............         118,608
   13,000       Hong Kong & Shanghai Hotels Ltd. ...............           9,230
    7,600       Hopewell Holdings Ltd. .........................           4,145
   21,000       Hutchison Whampoa Ltd. .........................         148,420
   11,131       Hysan Development Co. Ltd. .....................          16,596
   11,800       New World Development Co. Ltd. .................          29,703
   12,000       Shangri-La Asia Ltd. ...........................          10,224
   22,522       Sino Land Co. ..................................          12,065
   13,156       Sun Hung Kai Properities Ltd. ..................          95,954
    9,500       Swire Pacific Ltd.-A ...........................          42,554
    5,000       Television Broadcasts Ltd. .....................          12,909
   14,000       Wharf Holdings Ltd. ............................          20,422
                                                                       ---------
                                                                         860,695
                                                                       ---------
                IRELAND - 0.5%
    4,848       Allied Irish Banks Plc .........................          86,724
    2,572       CRH Plc ........................................          44,365
    1,315       Greencore Group Plc ............................           6,062
    1,274       Independent Newspapers Plc .....................           5,115
    1,854       Irish Life Plc .................................          17,424
      576       Irish Permanent Plc ............................           8,651
      948       Kerry Group Plc ................................          12,899
      965       Ryanair Holdings(a) ............................           6,888
    7,342       Jefferson Smurfit Group Plc ....................          13,210
       53       Waterford Wedgwood Plc .........................              95
    5,107       Waterford Wedgwood Units .......................           4,329
                                                                       ---------
                                                                         205,762
                                                                       ---------
                ITALY - 5.0%
    5,649       Assicurazioni Generali .........................         236,031
    9,913       Banca Commerciale Italiana .....................          68,432
    5,660       Banca Intesa SPA ...............................          33,983
   22,250       Bennetton Group SPA ............................          44,866
    4,810       Edison SPA .....................................          56,695
   44,181       ENI SPA ........................................         288,940
   24,966       Fiat SPA .......................................          86,778
   10,354       Fiat SPA .......................................          19,969
   24,686       Istituto Nazionale delle Assicurazioni .........          65,250
    9,114       Bancario San Paolo di Torino ...................         161,156
    5,851       Italgas SPA ....................................          31,693
    8,876       Mediaset SPA ...................................          72,023
    4,899       Mediobanca SPA .................................          68,083
   40,486       Montedison SPA .................................          53,813
   12,576       Olivetti Group (a) .............................          43,788
    9,197       Parmalat Finanziaria SPA .......................          17,599
   13,436       Pirelli SPA ....................................          43,081
    3,362       Riunione Adriatica di Sicurta SPA ..............          48,759
   36,669       Telecom Italia Mobile SPA ......................         270,899
    8,838       Telecom Italia New .............................          55,659
   20,393       Telecom Italia SPA .............................         174,120

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares        Description                                               Value
   ------        -----------                                               -----

    4,617        Telecom Italia Mobile SPA ....................        $  21,751
   22,313        Unicredito Italiano SPA ......................          132,346
   24,686        Unione Immobiliare SPA (a) ...................           12,886
                                                                       ---------
                                                                       2,108,600
                                                                       ---------
                 JAPAN - 20.3%
    1,000        Acom Co. Ltd. ................................           64,146
    4,000        Ajinomoto Co., Inc. ..........................           42,410
    3,000        Amada Co. Ltd. ...............................           14,499
   14,000        Asahi Bank Ltd. ..............................           51,210
    3,000        Asahi Breweries Ltd. .........................           44,133
    8,000        Asahi Chemical Industry Co. Ltd. .............           38,099
    7,000        Asahi Glass Co. Ltd. .........................           43,356
   26,000        Bank of Tokyo-Mitsubishi Ltd. ................          268,775
   14,000        Bank of Yokohama Ltd. ........................           33,522
    4,000        Bridgestone Corp. ............................           90,652
    5,000        Canon, Inc. ..................................          106,688
    3,000        Casio Computer Co. Ltd. ......................           22,106
    5,000        Chiba Bank Ltd. ..............................           19,836
    8,000        Chichibu Onoda Cement ........................           20,004
    4,000        Citizen Watch Co. Ltd. .......................           24,033
    7,000        Cosmo Oil Co. Ltd. ...........................           10,576
      800        Credit Saison Co Ltd. ........................           19,685
    4,000        Dai Nippon Printing Co. Ltd. .................           63,686
    4,000        Daiei, Inc. ..................................           10,850
    2,000        Daiichi Pharmaceutical .......................           33,734
    5,000        Daikin Industries Ltd. .......................           49,479
    9,000        Dainippon Ink & Chemicals, Inc. ..............           24,571
    3,000        Daiwa House Industry Co. Ltd. ................           31,887
    8,000        Daiwa Securities Co. Ltd. ....................           27,284
    6,000        Denso Corp. ..................................          110,797
       22        East Japan Railway Co. .......................          122,654
    2,000        Ebara Corp. ..................................           17,194
    2,000        Eisai Co. Ltd. ...............................           38,876
    1,400        Fanuc ........................................           47,871
   16,000        Fuji Bank Ltd. ...............................           58,809
    3,000        Fuji Photo Film Co. ..........................          111,327
    5,000        Fujikura Ltd. ................................           26,772
    1,000        Fujita Kanko, Inc. ...........................            8,862
   10,000        Fujitsu Ltd. .................................          132,974
    9,000        Furukawa Electric Co. Ltd. ...................           30,615
    3,000        Gunma Bank ...................................           23,776
    5,000        Hankyu Corp. .................................           21,912
   18,000        Hitachi Ltd. .................................          111,327
    6,000        Hitachi Zosen Corp. ..........................            8,270
    5,000        Honda Motor Co. Ltd. .........................          163,898
    1,000        House Foods Industry .........................           16,876
    1,000        Hoya Corp. ...................................           48,595
    2,000        INAX .........................................           12,900
   14,000        Industrial Bank of Japan .....................           64,446
    2,000        Ito-Yokado Co. Ltd. ..........................          139,601
    8,000        Itochu Corp. .................................           15,409
   10,000        Japan Airlines (a) ...........................           26,330
   18,000        Japan Energy Corp. ...........................           17,017
    4,000        Joyo Bank ....................................           15,621
    2,000        JUSCO Co. ....................................           40,378
    6,000        Kajima Corp. .................................           15,639
    2,000        Kandenko Co. Ltd. ............................           13,501
    5,800        Kansai Electric Power Co., Inc. ..............          126,833
    3,000        Kao Corp. ....................................           67,591
    8,000        Kawasaki Heavy Industries Ltd. ...............           18,731

  Shares       Description                                                 Value
  ------       -----------                                                 -----

  19,000       Kawasaki Steel Corp. .............................       $ 28,371
   2,000       Kinden Corp. .....................................         30,359
  10,000       Kinki Nippon Railway .............................         53,455
   6,000       Kirin Brewery Co. Ltd. ...........................         76,339
   2,000       Kokuyo ...........................................         26,878
   6,000       Komatsu Ltd. .....................................         31,437
   8,000       Kubota Corp. .....................................         23,820
  11,000       Kumagai Gumi Co. Ltd. (a) ........................          8,456
   4,000       Kuraray Co. Ltd. .................................         44,071
   2,000       Kurita Water Industries ..........................         29,298
   1,000       Kyocera Corp. ....................................         52,748
   3,000       Kyowa Hakko Kogyo ................................         14,791
  11,000       Marubeni Corp. ...................................         18,855
   2,000       Marui Co. Ltd. ...................................         38,434
  12,000       Matsushita Electric Industrial Co. Ltd. ..........        211,946
   5,000       Meiji Seika ......................................         19,880
   2,000       Minebea Co. Ltd. .................................         22,866
  13,000       Mitsubishi Chemical Corp. ........................         27,337
   9,000       Mitsubishi Corp. .................................         51,688
  13,000       Mitsubishi Electric Corp. (a) ....................         40,776
   8,000       Mitsubishi Estate Co. Ltd. .......................         71,603
  25,000       Mitsubishi Heavy Industires Ltd. .................         97,190
   7,000       Mitsubishi Materials Corp. .......................         11,751
   7,000       Mitsubishi Trust & Banking Corp. .................         44,964
   9,000       Mitsui & Co. .....................................         50,177
   5,000       Mitsui Fudosan Co. Ltd. ..........................         37,772
   7,000       Mitsui Marine & Fire Insurance Co. Ltd. ..........         36,800
   6,000       Mitsui O.S.K. Lines Ltd. .........................          9,648
   7,000       Mitsui Trust & Banking Co. Ltd. ..................          7,978
   8,000       Mitsukoshi Ltd. ..................................         21,205
   1,000       Murata Manufacturing Co. Ltd. ....................         41,438
   2,000       Mycal Corp. ......................................         11,910
   9,000       NEC Corp. ........................................         82,700
   6,000       New Oji Paper Co. Ltd. ...........................         31,119
   8,000       Nichirei Corp. ...................................         19,014
   5,000       Nikon Corp. ......................................         48,595
   6,000       Nippon Express Co. Ltd. ..........................         33,716
   2,000       Nippon Meat Packers, Inc. ........................         32,161
   7,000       Nippon Oil Co. Ltd. ..............................         24,368
   6,000       Nippon Paper Industries Co. ......................         27,249
  41,000       Nippon Steel Corp. ...............................         74,262
      70       Nippon Telegraph & Telephone Corp. ...............        539,317
  12,000       Nippon Yusen Kabushiki kaisha ....................         37,851
   4,000       Nishimatsu Construction ..........................         23,326
  15,000       Nissan Motor Co. Ltd. ............................         45,856
   2,000       Nisshinbo Industries, Inc. .......................          6,962
   2,000       Nissin Food Products Co. Ltd. ....................         50,274
  21,000       NKK Corp. ........................................         14,287
  11,000       Nomura Securities Co. Ltd. .......................         95,732
   6,000       NSK Ltd. .........................................         22,371
   4,000       NTN Corp. ........................................         12,864
  10,000       Obayashi Corp. ...................................         47,888
   7,000       Odakyu Electric Railway ..........................         24,430
   2,000       Olympus Optical Co. Ltd. .........................         22,955
   1,000       Omron Corp. ......................................         13,677
   2,000       Onward Kashiyama Co. Ltd. ........................         26,825
  15,000       Osaka Gas Co. Ltd. ...............................         51,555
   1,000       Pioneer Electronic Corp. .........................         16,743
  20,000       Sakura Bank Ltd. .................................         45,768
   2,000       Sankyo Co. Ltd. ..................................         43,647

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares       Description                                                Value
   ------       -----------                                                -----

   11,000       Sanyo Electric Co. Ltd. ........................       $  34,017
    4,000       Sapporo Breweries Ltd. .........................          17,318
    1,800       Sega Enterprises ...............................          39,839
    3,000       Sekisui Chemical Co. Ltd. ......................          20,145
    4,000       Sekisui House Ltd. .............................          42,234
    7,000       Sharp Corp. ....................................          63,024
    5,000       Shimizu Corp. ..................................          16,743
    2,000       Shin-Etsu Chemical Co. Ltd. ....................          48,065
    4,000       Shiseido Co. Ltd. ..............................          51,316
    5,000       Shizuoka Bank ..................................          61,628
   12,000       Showa Denko K.K ................................          10,497
    3,000       Snow Brand Milk Products .......................          13,677
    2,200       Sony Corp. .....................................         159,975
   17,000       Sumitomo Bank Ltd. .............................         174,236
   10,000       Sumitomo Chemical Co. ..........................          38,876
    6,000       Sumitomo Corp. .................................          29,157
    4,000       Sumitomo Electric Industries ...................          44,920
    2,000       Sumitomo Forestry Co. ..........................          14,313
   10,000       Sumitomo Marine & Fire .........................          63,262
   19,000       Sumitomo Metal Ind .............................          21,656
    7,000       Sumitomo Metal Mining Co. ......................          22,698
    6,000       Taisei Corp. ...................................          11,504
    2,000       Taisho Pharmaceutical Co. ......................          54,957
    2,000       Takashimaya Co. Ltd. ...........................          16,805
    5,000       Takeda Chemical Industries .....................         192,172
   16,000       Teijin Ltd. ....................................          58,809
    7,000       Tobu Railway Co. Ltd. ..........................          20,410
      300       Toho Co. .......................................          41,032
    3,000       Tohoku Electric Power ..........................          53,013
   12,000       Tokai Bank .....................................          56,618
    9,000       Tokio Marine & Fire Insurance Co. ..............         107,351
    1,000       Tokyo Broadcasting System ......................          11,159
    2,000       Tokyo Dome Corp. ...............................          10,638
    8,800       Tokyo Electric Power Co. .......................         216,929
   14,000       Tokyo Gas Co. Ltd. .............................          36,738
    6,000       Tokyu Corp. ....................................          15,745
    4,000       Toppan Printing Co. Ltd. .......................          48,772
    8,000       Toray Industries, Inc. .........................          41,703
    1,000       Tostem Corp. ...................................          19,791
    5,000       Toto Ltd. ......................................          40,069
    1,000       Toyo Seikan Kaisha .............................          16,946
    8,000       Toyobo Ltd. ....................................          10,320
    2,000       Toyoda Automatic Loom Works ....................          35,324
   21,000       Toyota Motor Corp. .............................         569,624
   11,000       Ube Industries Ltd. ............................          16,620
    2,000       Uny Co. Ltd. ...................................          36,491
    3,000       Wacoal Corp. ...................................          38,514
    2,000       Yamaha Corp. ...................................          20,675
   14,000       Yamaichi Securities Co. Ltd. (a) ...............               0
    2,000       Yamanouchi Pharmaceutical Co. Ltd. .............          64,322
    5,000       Yamato Transport Co. Ltd. ......................          69,800
    2,000       Yamazaki Baking Co. Ltd. .......................          26,029
    4,000       Yasuda Trust & Banking (a) .....................           3,075
                                                                       ---------
                                                                       8,589,927
                                                                       ---------
                NETHERLANDS - 6.5%
    3,087       AEGON NV .......................................         378,751
    1,867       Akzo Nobel .....................................          84,931
    8,574       Algemene Bank Dutch NV .........................         180,193
    3,682       Elsevier NV ....................................          51,523
    1,731       Heineken NV ....................................         104,072


   Shares       Description                                                Value
   ------       -----------                                                -----

    5,484       ING Groep NV ...................................       $ 334,088
      796       KLM Royal Dutch Airlines NV ....................          24,056
    3,271       Koninklijke Ahold NV ...........................         120,781
    3,113       Koninklijke KPN NV .............................         155,691
      307       Oce NV .........................................          11,026
    2,087       Philips Electronics NV .........................         139,911
   12,508       Royal Dutch Petroleum Co. ......................         622,239
    3,359       TNT Post Group NV ..............................         108,124
    3,721       Unilever NV ....................................         317,755
      494       Wolters Kluwer NV-CVA ..........................         105,607
                                                                       ---------
                                                                       2,738,748
                                                                       ---------
                NEW ZEALAND - 0.2%
   20,319       Brierley Investments Ltd. ......................           4,593
   10,803       Carter Holt Harvey Ltd. ........................           9,655
    2,110       Fletcher Challenge Building ....................           3,250
    2,042       Fletcher Challenge Energy ......................           3,865
      317       Fletcher Challenge Forests .....................             105
    3,832       Fletcher Challenge Paper .......................           2,558
    5,349       Lion Nathan Ltd. ...............................          13,582
    9,676       Telecom Corp. of New Zealand ...................          41,965
                                                                       ---------
                                                                          79,573
                                                                       ---------
                NORWAY - 0.4%
      300       Aker RGI ASA-A .................................           3,145
      180       Aker RGI ASA-B .................................           1,604
      500       Bergensen d.y. ASA - A .........................           5,963
    3,250       Christiania Bank Og Kreditkasse ................          11,245
    4,300       Den Norske Bank ASA ............................          14,822
      600       Hafslund ASA-A .................................           3,775
      200       Kvaerner ASA ...................................           3,932
    1,600       NCL Holdings ASA (a) ...........................           3,775
    1,500       Norsk Hydro ASA ................................          50,524
      200       Norske Skogindustrier ASA-A ....................           5,819
    1,000       Orkla ASA-A ....................................          14,875
      700       Petroleum Geo-Services ASA (a) .................           8,899
      500       Schibsted ASA ..................................           6,291
      300       Tomra Systems ASA ..............................           9,830
    1,650       Uni-Storebrand ASA-A ...........................          12,434
                                                                       ---------
                                                                         156,933
                                                                       ---------
                PORTUGAL - 0.6%
    1,197       Banco Comercial Portugues, SA ..................          36,745
      795       Banco Espirito Santo e Comercial de
                  Lisboa, SA ...................................          24,637
      400       BPI - SGPS, SA .................................          13,554
      400       Brisa Auto Estradas de Portugal SA .............          23,510
      600       Cimentos de Portugal ...........................          19,124
    2,000       Electricidade de Portugal, SA ..................          43,967
      500       Jeronimo Martins, SGPS, SA .....................          27,312
    1,100       Portugal Telecom SA ............................          50,359
      300       Sonae Investimentos - Sociedade Gestor
                  a de Participacoes Sociais, SA ...............          14,562
                                                                       ---------
                                                                         253,770
                                                                       ---------
                SINGAPORE - 0.8%
    4,000       City Developments Ltd. .........................          17,339
    2,000       Cycle & Carriage Ltd. ..........................           6,851
    7,000       DBS Land Ltd. ..................................          10,312
    3,900       Development Bank of Singapore Ltd. .............          35,229
    3,000       Fraser & Neave Ltd. ............................           8,766
    6,750       Keppel Corp. Ltd. ..............................          18,087
    6,798       Overseas-Chinese Banking Corp. Ltd. ............          46,158

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
   Shares      Description                                                 Value
   ------      -----------                                                 -----

    4,000      Parkway Holdings Ltd. ............................      $   7,129
   10,332      Sembcorp Industries Ltd. (a) .....................         11,776
    6,000      Singapore Airlines Ltd. ..........................         44,013
    2,552      Singapore Press Holdings Ltd. ....................         27,694
   13,000      Singapore Technologies Industrial Corp. ..........         12,137
   34,000      Singapore Telecommunications Ltd. ................         51,943
   12,000      United Industrial Corp. Ltd. .....................          4,801
    4,000      United Overseas Bank Ltd. ........................         25,705
                                                                       ---------
                                                                         327,940
                                                                       ---------
               SPAIN - 3.1%
      490      Acerinox SA ......................................         11,412
    2,888      Argentaria SA ....................................         74,790
    2,692      Autopistas Concesionaria Espanola SA .............         44,772
   11,208      Banco Bilbao Vizcaya SA ..........................        175,730
    7,194      Banco Central Hispanoram .........................         85,420
    5,440      Banco Santander SA ...............................        108,116
    5,744      Endesa Empresa Nac Elec ..........................        152,191
    1,072      Gas Natural SDG, NA ..............................        116,711
      475      General de Aguas D'barce .........................         31,798
        4      General de Aguas de Barcelona - New (a) ..........            231
    4,979      Iberdrola SA .....................................         93,152
      860      Corporacion Mapfre ...............................         23,332
    1,657      Repsol SA ........................................         88,390
    1,485      Tabacalera SA-A ..................................         37,462
    5,660      Telefonica de Espana .............................        251,671
    2,023      Union Electrica Fenosa SA ........................         34,997
                                                                       ---------
                                                                       1,330,175
                                                                       ---------
               SWEDEN - 2.7%
    4,000      ABB AB - A .......................................         42,611
    1,400      ABB AB - B .......................................         14,828
      800      AGA AB - A .......................................         10,591
      400      AGA AB - B .......................................          5,246
    7,766      Astra AB - A .....................................        158,285
    1,866      Astra AB - B .....................................         37,917
      800      Atlas Copco AB - A ...............................         17,537
      300      Atlas Copco AB - B ...............................          6,502
      700      Drott AB-B (a) ...................................          6,422
    2,500      Electrolux AB - B ................................         42,950
   11,400      Ericsson Lm-B ....................................        270,961
    2,200      ForeningsSparbanken AB ...........................         56,897
    1,400      Hennes & Mauritz AB - B ..........................        114,138
      110      Mandamus Fastigheter AB (a) ......................            616
      600      Netcom Systems AB - B (a) ........................         24,384
      300      Om Gruppen AB ....................................          3,768
    1,300      Sandvik AB - A ...................................         22,574
      300      Sandvik AB - B ...................................          5,172
    2,000      Securitas AB - B .................................         31,034
    3,000      Skandia Forsakrings AB ...........................         45,813
    3,500      Skandinaviska Enskilda Banken - A ................         36,853
      700      Skanska AB - B ...................................         19,397
      400      SKF AB - B .......................................          4,655
    1,200      Svenska Cellulosa AB - B .........................         26,158
    1,300      Svenska Handelsbanken - A ........................         54,754
      600      Svenskt Stal AB - A ..............................          5,727
    1,900      Swedish Match AB .................................          6,903
      400      Trelleborg AB - B ................................          3,251
      800      Volvo AB - A .....................................         17,882
    1,900      Volvo AB - B .....................................         43,522
      300      Wm-Data AB - B ...................................         12,783
                                                                       ---------
                                                                       1,150,131
                                                                       ---------
   Shares      Description                                                 Value
   ------      -----------                                                 -----

               SWITZERLAND - 7.7%
       55      ABB AG-Bearer ....................................      $  64,470
      100      Adecco SA ........................................         45,650
       25      Alusuisse-Lonza Holding AG .......................         29,123
    1,590      Credit Suisse Group ..............................        248,890
       40      Holderbank Financiere Glarus AG - B ..............         47,353
      235      Nestle SA ........................................        511,576
       37      Novartis AG ......................................         72,734
      341      Novartis AG-Bearer ...............................        670,331
       10      Roche Holding AG - Bearer ........................        181,107
       39      Roche Holdings AG - Genusschine ..................        475,893
      100      Societe Suisse pour la Microelectronique
                 et l'Hogeric AG ................................         14,980
      100      Sairgroup ........................................         24,827
       10      Schindler Holding AG .............................         17,037
       90      Schweizerische Ruckversicherungs-
                 Gesellschaft ...................................        234,649
       15      SGS Societe Generale de Surveillance
                 Holding SA .....................................         14,689
       25      Societe Suisse pour la Microelectronique
                 et l'Hogeric AG - Bearer .......................         15,471
       15      Sulzer AG ........................................          9,130
        2      Sulzer Medica AG .................................            383
    1,213      UBS AG ...........................................        372,721
      255      Zurich Versicherungs Gesellchaft .................        191,227
                                                                       ---------
                                                                       3,242,241
                                                                       ---------
               UNITED KINGDOM - 20.4%
    8,050      Abbey National Plc ...............................        171,733
    8,625      Allied Zurich Plc. (a) ...........................        128,600
    2,698      Anglian Water Plc ................................         37,302
    2,891      Anglian Water Plc.-B .............................          2,492
    3,286      Arjo Wiggins Appleton Plc ........................          6,019
    6,034      Associated British Foods Plc .....................         56,111
    8,436      Barclays Plc .....................................        180,807
    4,381      Bass Plc. New ....................................         61,400
    4,344      BBA Group Plc ....................................         26,966
   21,468      BG Plc ...........................................        135,135
    2,793      BICC Group Plc ...................................          3,264
    4,385      Blue Circle Industries Plc .......................         22,533
    2,690      BOC Group Plc ....................................         39,239
    5,026      Boots Co. Plc ....................................         85,102
    5,493      BPB Plc ..........................................         19,576
    9,528      British Aerospace Plc ............................         80,626
    4,120      British Airport Author ...........................         47,669
    5,945      British Airways Plc ..............................         40,108
    8,625      British American Tobacco .........................         76,273
    2,953      British Land Co. Plc .............................         21,758
   31,839      British Petroleum Co. Plc ........................        473,404
    9,500      British Sky Broadcasting Group Plc ...............         72,555
   14,109      British Steel Plc ................................         21,458
   35,121      British Telecommunications Plc ...................        526,569
   18,354      BTR Plc ..........................................         37,421
    2,079      Burmah Castrol Plc ...............................         29,758
   12,512      Cable & Wireless Plc .............................        153,372
    5,530      Cadbury Schweppes Plc ............................         93,865
    2,073      Caradon Plc ......................................          3,505
    3,997      Carlton Communications Plc .......................         36,506
   31,610      Centrica Plc .....................................         63,269
    6,709      CGU Plc ..........................................        104,480
    2,730      Compass Group Plc ................................         31,134

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Shares      Description                                                  Value
  ------      -----------                                                  -----
  19,254      Diageo Plc. New ....................................      $215,589
   2,789      Electrocomponents Plc ..............................        18,538
   4,339      EMI Group Plc ......................................        28,913
   3,338      FKI Plc ............................................         7,442
  14,964      General Electric Co. Plc ...........................       133,943
   4,184      GKN Plc ............................................        55,726
  19,583      Glaxo Wellcome Plc .................................       669,017
   6,030      Granada Group Plc ..................................       106,600
   5,555      Great Universal Stores Plc .........................        57,964
   5,021      Guardian Royal Exchange Plc ........................        27,965
  13,096      Halifax Plc ........................................       185,060
   6,318      Hanson Plc .........................................        49,772
   5,469      HSBC Holdings Plc. (75p) ...........................       148,401
  10,097      HSBC Holdings Plc ..................................       254,232
   4,537      Imperial Chemical Industries Plc ...................        39,032
  10,324      Kingfisher Plc .....................................       111,235
   6,487      Ladbroke Group Plc .................................        25,807
   4,062      Land Securities Plc ................................        48,479
   7,401      Legal & General Group Plc ..........................        95,996
  29,808      Lloyds TSB Group Plc ...............................       421,465
   8,505      LucasVarity Plc ....................................        27,914
  15,721      Marks & Spencer Plc ................................       106,973
   4,322      MEPC Plc ...........................................        29,015
   8,596      National Grid Group Plc ............................        68,109
   8,431      National Power Plc .................................        74,208
   3,386      Pearson Plc ........................................        67,239
   3,409      Peninsular & Orient Steam Navigation Co. ...........        40,120
   5,737      Pilkington Plc .....................................         5,658
  10,625      Prudential Corp. Plc ...............................       160,005
   2,986      Railtrack Group Plc ................................        77,808
   4,961      Rank Group Plc .....................................        18,831
   6,776      Reed International Plc .............................        53,745
  17,492      Rentokil Initial Plc ...............................       130,331
   8,083      Reuters Group Plc ..................................        84,477
   3,294      Rexam Plc ..........................................         9,257
   6,352      Rio Tinto Plc ......................................        73,072
   1,863      RMC Group Plc ......................................        25,322
   8,753      Rolls-Royce Plc ....................................        35,837
   8,712      Royal & Sun Alliance Insurance Group Plc ...........        70,256
   2,748      Royal Bank of Scotland Group Plc ...................        44,048
   6,035      Safeway Plc ........................................        29,986
  12,423      Sainsbury (J.) Plc .................................        96,321
   2,248      Schroders Plc ......................................        40,476
   3,645      Scottish & Newcastle Plc ...........................        41,176
   6,848      Scottish Power Plc .................................        69,867
   9,464      Siebe Plc ..........................................        37,023
  30,388      Smithkline Beecham Plc .............................       424,881
   2,841      Smiths Industries Plc ..............................        39,652
   4,430      Stagecoach Holdings Plc ............................        17,954
   3,272      Tate & Lyle Plc ....................................        18,169
   7,494      Taylor Woodrow Plc .................................        18,695
  36,132      Tesco Plc ..........................................       103,314
   1,964      Thames Water Plc ...................................        37,316
   2,143      Thames Water Plc. - B ..............................         2,504
   4,356      TI Group Plc .......................................        23,412
  18,080      Unilever Plc .......................................       202,443
   3,122      United Utilities Plc ...............................        43,108
  16,987      Vodafone Group .....................................       274,256
   7,189      Williams Holding Plc ...............................        40,223
   3,569      Wolseley Plc .......................................        22,451

 Shares/
Par (000)     Description                                                  Value
---------     -----------                                                  -----

   5,230      Zeneca Group Plc. ..................................   $   227,568
                                                                     -----------

                                                                       8,604,205
                                                                     -----------
              UNITED STATES - 0.4%
   2,600      Amoco Corp.                                                155,675
                                                                     -----------
TOTAL COMMON STOCKS (Cost $31,732,903) ...........................    40,940,412
                                                                     -----------

              PREFERRED STOCK - 0.1%
              AUSTRALIA - 0.1%
   9,021      News Corp. Ltd.- Preferred .........................        54,777
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $35,394) ............................        54,777
                                                                     -----------

              SHORT TERM INSTRUMENTS - 2.5%
              U.S.A. - 2.5%
 932,409      BT Institutional Cash Management Fund ..............       932,410
$115,000      U.S. Treasury Bill, (b) 4.965%, 2/4/99 .............       114,575
                                                                     -----------
TOTAL SHORT TERM INSTRUMENTS (Cost $1,046,933) ...................     1,046,985
                                                                     -----------

              OTHER SECURITIES - 0.0%
              BELGIUM - 0.0%
     100      Generale de Banque SA Warrants (a) .................            15
                                                                     -----------
              HONG KONG - 0.0%
   1,098      Hong Kong and China Gas Warrants (a) ...............            72
   1,000      Hong Kong and Shang Hai Hotel Warrants (a) .........             1
   1,100      Hysan Development Co. Warrants (a) .................            23
     700      Wharf Holdings Ltd. Warrants (a) ...................            58
                                                                     -----------
                                                                             154
                                                                     -----------
              ITALY - 0.0%
   2,302      Banca Intesa SPA Warrants (a) ......................         2,906
                                                                     -----------
              SPAIN - 0.0%
     113      Telefonica de Espana Rights (a) ....................           100
                                                                     -----------
TOTAL OTHER SECURITIES (Cost $0) .................................         3,175
                                                                     -----------
TOTAL INVESTMENTS (Cost $32,815,230) .........               99.6%   $42,045,349
OTHER ASSETS LESS LIABILITIES ................                0.4%       159,831
                                                            -----    -----------
NET ASSETS ...................................              100.0%   $42,205,180
                                                            =====    ===========

-----------------
(a) Non-income producing security
(b) Held as collateral for Futures Contracts

INDUSTRY DIVERSIFICATION (AS A PERCENTAGE OF NET ASSETS):
(UNAUDITED)
                                                                 % OF NET ASSETS
Banks ......................................................              13.75%
Capital Equipment ..........................................               2.06
Chemicals ..................................................               2.18
Consumer Goods & Services ..................................               8.46
Construction ...............................................               1.75
Electronics ................................................               5.01
Financial Services .........................................               2.67
Food & Beverage ............................................               6.60
Insurance ..................................................               6.61
Oil & Gas ..................................................               7.05
Other ......................................................              10.23
Pharmaceuticals ............................................               7.30
Real Estate ................................................               1.49
Retail .....................................................               2.16
Telecommunications .........................................              10.49
Transportation .............................................               7.11
Utilities ..................................................               4.70
                                                                         ------
Total Investments ..........................................              99.62%
Other Assets Less Liabilities ..............................               0.38
                                                                         ------
                                                                         100.00%
                                                                         ======


------------------
* No one industry represents more than 2% of Portfolio holdings.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENT OF OPERATIONS  For the year ended December 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $82,443) .........................................   $   762,944
   Interest ......................................................................................         3,960
                                                                                                     -----------

TOTAL INVESTMENT INCOME ..........................................................................       766,904
                                                                                                     -----------

EXPENSES
   Advisory Fees .................................................................................        98,260
   Administration and Services Fees ..............................................................        39,304
   Professional Fees .............................................................................        15,474
   Trustees Fees .................................................................................         3,018
   Miscellaneous .................................................................................         4,245

                                                                                                     -----------
   Total Expenses ................................................................................       160,301
   Less: Expenses Absorbed by Bankers Trust ......................................................       (22,682)
                                                                                                     -----------
      Net Expenses ...............................................................................       137,619
                                                                                                     -----------

NET INVESTMENT INCOME ............................................................................       629,285
                                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND FORWARD
   FOREIGN CURRENCY CONTRACTS
      Net Realized Loss from Investment Transactions .............................................      (127,646)
      Net Realized Gain from Futures, Foreign Currencies and Forward Foreign Currency Transactions       167,290
      Net Change in Unrealized Appreciation/Depreciation on Investments ..........................     6,709,949
      Net Change in Unrealized Appreciation/Depreciation on Futures, Foreign Currencies and Forward
         Foreign Currency Contracts ..............................................................        16,689
                                                                                                     -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN CURRENCIES AND FORWARD
   FOREIGN CURRENCY CONTRACTS ....................................................................     6,766,282
                                                                                                     -----------

NET INCREASE IN ASSETS FROM OPERATIONS ...........................................................   $ 7,395,567
                                                                                                     ===========

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      For the             For the
                                                                                     year ended         year ended
                                                                                December 31, 1998  December 31, 1997
                                                                                ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
   Net Investment Income .........................................................   $    629,285    $    792,942
   Net Realized Gain from Investment Transactions, Futures, Foreign Currencies and
      Forward Foreign Currency Transactions ......................................         39,644       1,682,611
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures,
      Foreign Currencies and Forward Foreign Currency Transactions ...............      6,726,638         934,774
                                                                                     ------------    ------------
Net Increase in Net Assets from Operations .......................................      7,395,567       3,410,327
                                                                                     ------------    ------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ................................................      7,492,584      22,906,366
   Value of Capital Withdrawn ....................................................     (9,414,873)    (29,976,630)
                                                                                     ------------    ------------
Net Increase (Decrease) in Net Assets from Capital Transactions ..................     (1,922,289)     (7,070,264)
                                                                                     ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................................      5,473,278      (3,659,937)
NET ASSETS
Beginning of Year ................................................................     36,731,902      40,391,839
                                                                                     ------------    ------------
End of Year ......................................................................   $ 42,205,180    $ 36,731,902
                                                                                     ============    ============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for periods indicated for the EAFE Equity Index Portfolio.

                                                                                  FOR THE PERIOD
                                                         FOR THE        FOR THE  JANUARY 24, 1996(1)
                                                       YEAR ENDED     YEAR ENDED        TO
                                                     DEC. 31, 1998  DEC. 31, 1997  DEC. 31, 1996
                                                      ------------  ------------   --------------
Supplemental Data and Ratios:
Net Assets, End of Year (000s omitted) .............   $   42,205    $   36,732    $ 40,392
Ratios to Average Net Assets:
   Net Investment Income ...........................         1.60%         1.74%       1.69%(2)
   Expenses ........................................         0.35%         0.35%       0.35%(2)
   Decrease Reflected in the Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust ....         0.06%         0.06%       0.11%(2)
Portfolio Turnover Rate ............................           12%           44%          4%


---------------------
1 Commencement of operations.
2 Annualized.


                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The EAFE Equity Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and commenced operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Exchanges or foreign exchanges are valued based on the closing price of the security on that exchange prior to the time when the Portfolio's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Net Assets may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

G. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. ORGANIZATION EXPENSES
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

I. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore no federal income tax is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the average daily net assets. At December 31, 1998, administrative and service fees payable to Bankers Trust amounted to $2,637.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .25% of the average daily net assets. At December 31, 1998, advisory fees payable to Bankers Trust amounted to $6,594.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio.

The EAFE Equity Index Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the equity fund and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of December 31, 1998 amounted to $46,772 and are included in dividend income.

The EAFE Equity Index Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998 were $4,304,624 and $6,348,691, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1998 was $33,451,180. The aggregate gross unrealized appreciation was $13,835,522, and the aggregate gross unrealized depreciation for all investments was $4,605,403 as of December 31, 1998.

NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 1998 is as follows:

                                                                              UNREALIZED
                                                                             APPRECIATION
TYPE OF FUTURE                       EXPIRATION        CONTRACTS  POSITION  (DEPRECIATION)
--------------                       ----------        ---------  --------  --------------
EAFE Aust All Ords
  Index Futures                      January 1999           1       Long    $  4,079
EAFE Hang Seng
  Index Futures                      January 1999           1       Long       1,794
IBEX plus IDX Futures                January 1999           1       Long         (44)
CAC 40 Index Futures                 March 1999             4       Long       7,382
EAFE DAX Index Futures               March 1999             1       Long      21,019
EAFE FTSE 100
  Index Futures                      March 1999             3       Long      12,811
EAFE Nikki 300
  Index Futures                      March 1999             8       Long      (8,122)
Topix Index Futures                  March 1999             1       Long      (5,766)

At December 31, 1998, the Portfolio segregated approximately $115,000 of investment securities to cover margin requirements on open futures contracts.
--------------------------------------------------------------------------------
NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of December 31, 1998, the EAFE Equity Index Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                  NET UNREALIZED
                                                               SETTLEMENT          CONTRACT        APPRECIATION
CONTRACTS TO DELIVER                  IN EXCHANGE FOR               DATE         VALUE (US$)   (DEPRECIATION) (US$)
---------------------------------------------------------------------------------------------------------------------------
Purchases
---------------------------------------------------------------------------------------------------------------------------
German Deutschemark   530,000     U.S. Dollars      $318,519      1/26/99         $317,613          $  (906)
British Pound         130,000     U.S. Dollars       217,347      1/26/99          216,073           (1,274)
Japanese Yen       20,300,000     U.S. Dollars       175,675      1/26/99          179,424            3,749
---------------------------------------------------------------------------------------------------------------------------
                                                                  Total Purchases                   $ 1,569
---------------------------------------------------------------------------------------------------------------------------
                                                                  Total Net Unrealized Appreciation $ 1,569
---------------------------------------------------------------------------------------------------------------------------

NOTE 6--NET ASSETS
At December 31, 1998, net assets consisted of:

Paid-in Capital .................................................    $32,957,881
Net Unrealized Appreciation on Investments, Futures, Foreign
   Currencies and Forward Foreign Currency Contracts ............      9,247,299
                                                                     -----------
                                                                     $42,205,180
                                                                     ===========

NOTE 7--FOREIGN SECURITIES
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of BT Investment Portfolios and Holders of Beneficial Interest of EAFE Equity Index Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE Equity Index Portfolio (one of the Portfolios comprising BT Investment Portfolios, hereafter referred to as the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

BT ADVISOR FUNDS
EAFE EQUITY INDEX FUND



INVESTMENT ADVISOR AND ADMINISTRATOR OF THE PORTFOLIO
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

COUNSEL
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                             ---------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This must be preceded or accompanied by a current prospectus for the Fund.
                             ---------------------


                   EAFE Equity Index Fund - Institutional Class Cusip #05576L874
                                                               STA514200 (12/98)